Basis of Presentation - Summary of Company's Investments in Equity Accounted Investees (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Basis of Presentation [line items]
Jurisdiction of incorporation	Israel
Whistler [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Canada
Proportion Of Ownership Interest In Associate	19.00%	20.30%
Cronos Australia Limited [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Australia
Ownership interest	50.00%
MedMen Canada [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Canada
Ownership interest	50.00%
Cronos GrowCo [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Canada
Ownership interest	50.00%
NatuEra S.à r.l [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Luxembourg
Ownership interest	50.00%